Outstanding Long-Term Debt Obligations (Parenthetical) (Detail)	Dec. 31, 2015	Dec. 31, 2014
Capital Lease Obligations
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations average rate	3.40%	4.00%